UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04801

SUNAMERICA EQUITY FUNDS

(Exact name of registrant as specified in charter)

Harborside 5, 185 Hudson Street, Suite 3300 Jersey City, NJ 07311
(Address of principal executive offices) (Zip code)

John T. Genoy

Senior Vice President

SunAmerica Asset Management, LLC

Harborside 5

185 Hudson Street, Suite 3300

Jersey City, NJ 07311

(Name and address of agent for service)

Registrant’s telephone number, including area code: (201) 324-6414

Date of fiscal year end: September 30

Date of reporting period: June 30, 2017

Item 1. Schedule of Investments.

AIG International Dividend Strategy Fund

PORTFOLIO OF INVESTMENTS — June 30, 2017 — (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS — 98.8%
Australia — 3.2%

Telstra Corp., Ltd.	421,757	$1,393,898
Wesfarmers, Ltd.	49,704	1,532,684

		2,926,582

Bermuda — 0.0%

Peace Mark Holdings, Ltd.†(1)(2)	800,000	0

Brazil — 1.6%

BB Seguridade Participacoes SA	172,974	1,495,881

Cayman Islands — 1.9%

Zhen Ding Technology Holding, Ltd.	754,000	1,787,094

China — 3.6%

China Galaxy Securities Co., Ltd.	1,681,500	1,507,598
China Vanke Co., Ltd.	639,400	1,809,905

		3,317,503

France — 15.9%

Carrefour SA	63,460	1,605,450
Casino Guichard Perrachon SA	33,999	2,013,825
Cie de Saint-Gobain	38,089	2,035,086
Engie SA†	107,408	1,621,164
Orange SA	108,306	1,718,216
Sanofi	21,741	2,079,884
Schneider Electric SE	23,637	1,816,088
Vivendi SA	82,765	1,842,390

		14,732,103

Germany — 5.9%

Deutsche Post AG	52,874	1,982,000
METRO AG	55,158	1,861,926
ProSiebenSat.1 Media SE	38,628	1,616,519

		5,460,445

Hong Kong — 1.8%

Lenovo Group, Ltd.	2,572,000	1,624,085

Japan — 12.0%

Bridgestone Corp.	45,400	1,953,643
Canon, Inc.	57,800	1,961,012
Japan Airlines Co., Ltd.	54,500	1,683,334
Japan Tobacco, Inc.	42,200	1,480,892
Mixi, Inc.	45,900	2,550,567
Subaru Corp.	43,100	1,450,781

		11,080,229

Netherlands — 2.3%

Randstad Holding NV	36,156	2,111,029

Norway — 2.0%

Telenor ASA	112,801	1,871,291

Russia — 1.6%

MMC Norilsk Nickel PJSC ADR	107,466	1,483,031

South Africa — 1.7%

MTN Group, Ltd.	180,078	1,570,564

South Korea — 1.2%

Korea Electric Power Corp.†	30,679	1,094,003

Spain — 6.1%

ACS Actividades de Construccion y Servicios SA	55,351	2,138,387
Distribuidora Internacional de Alimentacion SA	262,967	1,637,195
Siemens Gamesa Renewable Energy SA	87,775	1,874,215

		5,649,797

Sweden — 1.8%

Skanska AB, Class B	71,868	1,705,273

Switzerland — 4.2%

Adecco Group AG	29,583	2,249,036
Roche Holding AG	6,604	1,681,820

		3,930,856

Taiwan — 9.2%

Catcher Technology Co., Ltd.†	197,000	2,354,027
Foxconn Technology Co., Ltd.	6,013	18,146
Hon Hai Precision Industry Co., Ltd.	656,000	2,523,077
MediaTek, Inc.	211,500	1,811,169
Novatek Microelectronics Corp.†	460,000	1,859,960

		8,566,379

Thailand — 2.0%

Advanced Info Service PCL	356,300	1,861,738

Turkey — 2.6%

Tupras Turkiye Petrol Rafinerileri AS†	84,668	2,435,277

United Kingdom — 18.2%

AstraZeneca PLC	24,918	1,666,536
BAE Systems PLC	245,620	2,026,615
BT Group PLC	514,002	1,973,238
easyJet PLC†	145,188	2,569,870
ITV PLC	690,023	1,630,278
Marks & Spencer Group PLC	401,707	1,743,836
Next PLC	26,719	1,341,894
Persimmon PLC	70,092	2,046,751
Unilever PLC	35,476	1,919,847

		16,918,865

Total Common Stocks (cost $83,354,610)		91,622,025

RIGHTS — 0.1%

ACS Actividades de Construccion y Servicios SA Expires 07/17/2017† (cost $46,474)	55,351	44,253

Total Long-Term Investment Securities (cost $83,401,084)		91,666,278

Repurchase Agreements — 1.0%

Agreement with Fixed Income Clearing Corp., bearing interest at 0.12%, dated 06/30/2017, to be repurchased 07/03/2017 in the amount $941,009 collateralized by $925,000 of United States Treasury Bonds, bearing interest at 3.00% due 11/15/2044 and having an approximate value of $962,299 (cost $941,000)	$941,000	941,000

TOTAL INVESTMENTS — (cost $84,342,084) (3)	99.9%	92,607,278
Other assets less liabilities	0.1	107,287

NET ASSETS —	100.0%	$92,714,565

†	Non-income producing security
(1)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs (see Note 1).
(2)	Illiquid security. At June 30, 2017, the aggregate value of these securities was $0 representing 0.0% of net assets.
(3)	See Note 2 for cost of investments on a tax basis.

ADR — American Depositary Receipt

Industry Allocation*
Food-Retail	9.4%
Medical-Drugs	5.8
Cellular Telecom	5.2
Human Resources	4.7
Airlines	4.6
Building-Heavy Construction	4.2
Telephone-Integrated	4.0
Television	3.5
Internet Content-Information/News	2.8
Electronic Components-Misc.	2.7
Oil Refining & Marketing	2.6
Metal Processors & Fabrication	2.5
Building-Residential/Commercial	2.2
Building & Construction Products-Misc.	2.2
Aerospace/Defense	2.2
Transport-Services	2.1
Office Automation & Equipment	2.1
Rubber-Tires	2.1
Cosmetics & Toiletries	2.1
Energy-Alternate Sources	2.0
Telecom Services	2.0
Semiconductor Components-Integrated Circuits	2.0
Multimedia	2.0
Power Converter/Supply Equipment	2.0
Electronic Components-Semiconductors	2.0
Real Estate Operations & Development	2.0
Circuit Boards	1.9
Retail-Major Department Stores	1.9
Computers	1.8
Electric-Generation	1.7
Diversified Financial Services	1.6
Insurance-Multi-line	1.6
Metal-Diversified	1.6
Tobacco	1.6
Auto-Cars/Light Trucks	1.6
Retail-Apparel/Shoe	1.4
Electric-Integrated	1.2
Repurchase Agreements	1.0

99.9%

*	Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Funds’s net assets as of June 30, 2017 (see Note 1):

	Level 1- Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3- Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Bermuda	$—	$—	$0	$0
Other Countries	91,622,025	—	—	91,622,025
Rights	44,253	—	—	44,253
Repurchase Agreements	—	941,000	—	941,000

Total Investments at Value	$91,666,278	$941,000	$0	$92,607,278

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities currently valued at $75,361,078 were transferred from Level 2 to Level 1 due to foreign equity securities whose values were previously adjusted for fair value pricing procedures for foreign equity securities. There were no additional transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund.

See Notes to Portfolio of Investments

AIG Japan Fund

PORTFOLIO OF INVESTMENTS — June 30, 2017 — (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS — 98.8%
Audio/Video Products — 3.6%

Alpine Electronics, Inc.	39,300	$587,360
Panasonic Corp.	21,664	293,540
Pioneer Corp.†	74,300	148,633

		1,029,533

Auto-Cars/Light Trucks — 1.1%

Mazda Motor Corp.	22,500	313,670

Auto-Heavy Duty Trucks — 3.0%

Hino Motors, Ltd.	76,902	852,605

Auto/Truck Parts & Equipment-Original — 7.1%

NGK Insulators, Ltd.	43,899	873,882
NGK Spark Plug Co., Ltd.	40,291	855,792
Toyota Industries Corp.	4,992	262,304

		1,991,978

Building-Maintenance & Services — 2.0%

Kyoritsu Maintenance Co., Ltd.†	19,206	557,525

Building-Residential/Commercial — 2.5%

Daiwa House Industry Co., Ltd.	8,326	284,109
Sekisui House, Ltd.	23,900	420,628

		704,737

Chemicals-Diversified — 5.3%

DIC Corp.	16,585	594,981
Sumitomo Chemical Co., Ltd.	157,928	907,059

		1,502,040

Chemicals-Specialty — 6.4%

Daicel Corp.	71,210	884,466
Tokyo Ohka Kogyo Co., Ltd.†	10,200	339,622
Toray Industries, Inc.	69,400	580,190

		1,804,278

Computer Services — 1.0%

SCSK Corp.†	6,227	279,032

Computers-Integrated Systems — 4.4%

Fujitsu, Ltd.	140,188	1,031,764
Otsuka Corp.	3,310	205,118

		1,236,882

Computers-Memory Devices — 1.0%

TDK Corp.	4,250	279,240

Diversified Banking Institutions — 3.6%

Mitsubishi UFJ Financial Group, Inc.	152,971	1,026,562

E-Commerce/Products — 1.9%

Rakuten, Inc.	44,400	521,865

E-Commerce/Services — 2.0%

Dip Corp.	28,100	570,120

Electronic Components-Misc. — 6.0%

Alps Electric Co., Ltd.	20,108	579,239
Hitachi Maxell, Ltd.	12,605	257,311
Minebea Mitsumi, Inc.	26,296	421,999
Murata Manufacturing Co., Ltd.	2,880	437,089

		1,695,638

Electronic Connectors — 1.9%

Japan Aviation Electronics Industry, Ltd.	39,035	539,670

Engineering/R&D Services — 1.9%

Kyudenko Corp.†	14,700	526,050

Entertainment Software — 2.7%

Capcom Co., Ltd.	23,300	551,659
DeNA Co., Ltd.	8,775	196,292

		747,951

Finance-Credit Card — 1.0%

AEON Financial Service Co., Ltd.	13,600	287,538

Food-Confectionery — 3.0%

Ezaki Glico Co., Ltd.†	15,677	843,262

Import/Export — 1.5%

ITOCHU Corp.	27,625	409,923

Insurance-Property/Casualty — 2.5%

Tokio Marine Holdings, Inc.	17,347	717,323

Internet Content-Information/News — 0.5%

Lifull Co., Ltd.	17,600	154,132

Machinery-Electrical — 1.0%

Mitsubishi Electric Corp.	19,900	285,828

Medical Instruments — 1.0%

Nihon Kohden Corp.	12,300	283,674

Medical Products — 1.9%

Nipro Corp.	41,800	544,450

Medical-Drugs — 1.1%

Ono Pharmaceutical Co., Ltd.	14,700	320,335

Miscellaneous Manufacturing — 0.0%

Peace Mark Holdings, Ltd.†(1)(2)	8,000	0

Non-Ferrous Metals — 0.6%

Mitsubishi Materials Corp.	6,000	181,374

Oil Companies-Exploration & Production — 1.5%

Inpex Corp.	42,732	410,698

Photo Equipment & Supplies — 1.8%

FUJIFILM Holdings Corp.	14,417	517,846

Retail-Drug Store — 1.6%

Matsumotokiyoshi Holdings Co., Ltd.	7,720	438,593

Rubber-Tires — 6.4%

Toyo Tire & Rubber Co., Ltd.	88,790	1,806,982

Steel-Producers — 2.2%

JFE Holdings, Inc.	35,147	609,506

Telephone-Integrated — 5.0%

Nippon Telegraph & Telephone Corp.	29,703	1,402,293

Television — 4.7%

Nippon Television Holdings, Inc.	78,661	1,320,400

Transport-Marine — 1.5%

Nippon Yusen KK†	235,222	437,087

Web Portals/ISP — 2.6%

Yahoo Japan Corp.	171,400	745,184

Total Long-Term Investment Securities (cost $24,978,364)		27,895,804

REPURCHASE AGREEMENTS — 2.0%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.12%, dated 06/30/2017, to be repurchased 07/03/2017 in the amount of $557,006 collateralized by $550,000 of United States Treasury Bonds, bearing interest at 3.00% due 11/15/2044 and having an approximate value of $572,178 (cost $557,000)	$557,000	557,000

TOTAL INVESTMENTS (cost $25,535,364) (3)	100.8%	28,452,804
Liabilities in excess of other assets	(0.8)	(225,411)

NET ASSETS	100.0%	$28,227,393

†	Non-income producing security
(1)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs. (see Note 1).
(2)	Illiquid security. At June 30, 2017, the aggregate value of these securities was $0 representing 0.0% of net assets.
(3)	See Note 2 for cost of investments on a tax basis.

Country Allocation*
Japan	98.8%
United States	2.0

100.8%

*	Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2017 (see Note 1):

	Level 1- Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3- Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Miscellaneous Manufacturing	$—	$—	$0	$0
Other Industries	27,895,804	—	—	27,895,804
Repurchase Agreements	—	557,000	—	557,000

Total Investments at Value	$27,895,804	$557,000	$0	$28,452,804

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities currently valued at $17,793,980 were transferred from Level 2 to Level 1 due to foreign equity securities whose values were previously adjusted for fair value pricing procedures for foreign equity securities. There were no additional transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund.

See Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS – June 30, 2017—(unaudited)

Note 1. Security Valuation

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Funds would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP establishes a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board of Trustees (the “Board”) , etc.)

Level 3—Significant unobservable inputs (includes inputs that reflect the Funds’ own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The Summary of the Funds’ assets and liabilities classified in the fair value hierarchy as of June 30, 2017, is reported on a schedule following the portfolio of investments.

Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges on which the securities are principally traded and are generally categorized as Level 1. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange (“NYSE”), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, the Funds use the exchange that is the primary market for the security. Such securities are generally categorized as Level 1.

However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price a Fund’s shares, and a Fund may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on the review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If a Fund determines that closing prices do not reflect the fair value of the securities, the Fund will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but a Fund is open. For foreign equity securities and foreign equity futures contracts, the Funds use an outside pricing service to provide it with closing market prices and information used for adjusting those prices, and when so adjusted, such securities and futures are generally categorized as Level 2.

Bonds, debentures, and other debt securities are valued at evaluated bid prices obtained for the day of valuation from a Board-approved pricing service and are generally categorized as Level 2. The pricing service may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, maturity date, option adjusted spread models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a price is unavailable from a Board-approved pricing service, the securities may be priced at the mean of two independent quotes obtained from brokers.

Investments in registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Registered investment companies are generally categorized as Level 1.

Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) which is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or OTC market, and are generally categorized as Level 1 or Level 2.

The Board is responsible for the share valuation process and has adopted policies and procedures (the “PRC Procedures”) for valuing the securities and other assets held by the Funds, including procedures for the fair valuation of securities and other assets for which market quotations are not readily available or are unreliable. The PRC Procedures provide for the establishment of a pricing review committee, which is responsible for, among other things, making certain determinations in connection with the Trust’s fair valuation procedures. Securities for which market quotations are not readily available or the values of which may be significantly impacted by the occurrence of developments or significant events are generally categorized as Level 3. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

Master Agreements: The Funds have entered into Master Repurchase Agreements (“Master Agreements”) with certain counterparties that govern repurchase agreement transactions. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements and events of default. Collateral can be in the form of cash or securities as agreed to by the Funds and applicable counterparty. The Master Agreements typically specify certain standard termination events, such as failure of a party to pay or deliver, credit support defaults and other events of default. Upon the occurrence of an event of default, the other party may elect to terminate early and cause settlement of all repurchase agreement transactions outstanding pursuant to a particular Master Agreement, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Funds’ counterparties to elect early termination could cause the Funds to accelerate the payment of liabilities. Typically, the Master Agreement will permit a single net payment in the event of default. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. As of June 30, 2017, the repurchase agreements held by the Funds are subject to master netting agreements. See the Portfolio of Investments for more information about a Fund’s holdings in repurchase agreements.

Note 2. Federal Income Taxes

As of June 30, 2017, the amount of aggregate unrealized gain (loss) and the cost of investment securities for federal tax purposes, including short-term investment securities and repurchase agreements, were as follows:

	AIG International Dividend Strategy Fund	AIG Japan Fund
Cost (tax basis)	$84,437,968	$26,252,993

Appreciation	11,538,967	3,222,491
Depreciation	(3,369,657)	(1,022,680)

Net unrealized appreciation (depreciation)	$8,169,310	$2,199,811

ADDITIONAL INFORMATION

Additional information is available in the SunAmerica Equity Funds’ Annual and Semiannual reports which may be obtained without charge from the EDGAR database on the Securities and Exchange Commission’s website at http://www.sec.gov.

Item 2. Controls and Procedures.

(a)	An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SunAmerica Equity Funds

By:	/s/ John T. Genoy
John T. Genoy
President

Date:    August 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John T. Genoy
John T. Genoy
President

Date:    August 28, 2017

By:	/s/ Gregory R. Kingston
Gregory R. Kingston
Treasurer

Date:    August 28, 2017